Commitments and Contingencies (Details)		3 Months Ended	6 Months Ended
	Aug. 28, 2017 item	Aug. 31, 2017 action	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Commitments and Contingencies
Lease expense			$ 4,800,000	$ 8,500,000
Operating lease commitments
Total			37,524,000
Less than One Year			8,728,000
One to Three Years			16,505,000
Three to Five Years			12,291,000
More than Five Years			0
Purchase commitments
Total			279,429,000
Less than One Year			242,570,000
One to Three Years			36,759,000
Three to Five Years			100,000
More than Five Years			0
Contingency
Accrued contingencies			$ 0
Two putative securities class actions
Contingency
Number of putative securities class actions filed in June and August 2017 | action		2
Number of purported shareholders filed motions to consolidate the cases (in sets) | item	2